CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013	May 31, 2012
Net income	$ 305,984	$ 109,851	$ 233,763
Other Comprehensive Income, Before Tax:
Foreign Currency Translation Adjustments	14,272	(7,963)	(112,668)
Pension and Other Postretirement Benefit Liabilities
Net Loss Arising During the Period	(33,040)	27,514	(138,634)
Prior Service Cost Arising During the Period	1,087
Less: Amortization of Prior Service Cost Included in Net Periodic Pension Cost	200	310	276
Less: Amortization of Net Gain (Loss) and Settlement Recognition	16,086	20,412	10,693
Effect of Exchange Rates on Amounts Included for Pensions	140	529	4,500
Pension and Other Postretirement Benefit Liability Adjustments	(15,527)	48,765	(123,165)
Unrealized Gains on Available-For-Sale Securities
Unrealized Holding Gains During the Period	4,368	7,967	(21,030)
Less: Reclassification Adjustments for Gains Included in Net Income	1,220	(1,953)	1,043
Unrealized Gain (Loss) on Securities	5,588	6,014	(19,987)
Unrealized Gain (Loss) on Derivatives	(1,463)	(15)	(6,590)
Other Comprehensive Income, Before Tax	2,870	46,801	(262,410)
Income Tax Expense Related to Components of Other Comprehensive Income	4,976	(19,470)	50,565
Other Comprehensive Income, After Tax	7,846	27,331	(211,845)
Comprehensive Income	313,830	137,182	21,918
Less: Comprehensive Income Attributable to Noncontrolling Interests	19,799	19,939	(10,052)
Comprehensive Income Attributable to RPM International Inc. Stockholders	$ 294,031	$ 117,243	$ 31,970